Supplementary Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2023
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplementary Cash Flow Information

	Quarter		Year-to-Date
($ millions)	2023	2022	2023	2022
Periods ended June 30
Change in working capital
Accounts receivable and other current assets	208	49	489	(46)
Prepaid expenses	(19)	17	(19)	22
Inventories	(29)	(114)	62	(45)
Regulatory assets - current portion	164	(31)	160	(43)
Accounts payable and other current liabilities	(132)	9	(537)	17
Regulatory liabilities - current portion	25	30	22	32
	217	(40)	177	(63)

Non-cash investing and financing activities
Accrued capital expenditures	366	380	366	380
Common share dividends reinvested	102	92	205	186
Contributions in aid of construction	10	12	10	12